Shareholder's Equity/Member's Deficit (Details) - $ / shares			9 Months Ended
	Jul. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2018
Class of Stock [Line Items]
Common share, authorized (in shares)			600,000,000
Par value (in USD per share)			$ 0.001
Common units, outstanding (in units)		100					100
Common units, issued during the exchange (in shares)		241,018,831
Common shares, issued (in shares)			280,784,786
Common shares, outstanding (in shares)			280,784,786
Dynatrace Holdings LLC
Class of Stock [Line Items]
Common units, outstanding (in units)	241,547,218
Common units, issued during the exchange (in shares)				241,547,218
Common units, issued (in shares)	19,525,510	241,018,731
Management Incentive Units and Appreciation Units
Class of Stock [Line Items]
Common units, issued (in shares)	16,687,436	14,804,226
Common Stock
Class of Stock [Line Items]
Effect of reorganization (in shares)		241,547,118	241,547,000
Common units, issued (in shares)			38,873,000
Common shares, outstanding (in shares)		0	280,785,000	280,509,000	0	0	0